Note 15 - Income Taxes (Tables)	12 Months Ended
Nov. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation
	November 30,	November 30,	November 30,
	2020	2019	2018
	%	%	%

Statutory income tax rate	26.5	26.5	26.5

	$	$	$

Statutory income tax recovery	(889,905)	(2,143,853)	(3,643,080)
Increase (decrease) in income taxes

Non-deductible expenses/non-taxable income	47,287	79,210	263,650
Change in valuation allowance	843,877	2,425,721	4,861,770
Investment tax credit	—	(364,955)	(466,052)
Financing costs booked to equity	—	—	(1,049,430)
Difference in foreign tax rates	—	(1,487)	290
True up of tax returns	—	—	11,029
Tax loss expired and other	(9,069)	—	21,823
Global intangible low-taxed income (GILTI)	40,643	—	—
Income tax expense (recovery)	32,833	(5,364)	—

Current tax expense	32,833	5,678	—
Deferred tax recovery	—	(11,042)	—

Schedule of deferred tax assets and liabilities
	November 30,	November 30,
	2020	2019
	$	$

Deferred tax assets
Non-capital loss carry-forwards	14,690,358	13,031,063
Book and tax basis differences on assets and liabilities	1,274,734	1,151,545
Other	1,263,175	1,514,224
Investment tax credit	3,405,090	3,759,118
Undeducted research and development expenditures	4,990,176	5,366,539
Capital loss carryforwards	318,915	322,983
Share issuance cost	492,243	813,208
	26,434,691	25,958,680
Deferred tax liabilities
Unrealized foreign exchange gain	(271,913)	(279,062)
Convertible debentures	(4,132)	(14,627)
	(276,045)	(293,689)

Valuation allowances for deferred tax assets	(26,158,646)	(25,664,991)
Net deferred tax assets	—	—

	2020	2019
	$	$
Balance at the beginning of the year	—	—
Recognized in profit/loss	—	(11,042)
Recognized in shareholders' equity	—	11,042
Balance at the end of the year	—	—

Schedule of operating losses

Canadian income tax losses expiring in the year ended November 30,	Federal
$
2028	182,222
2029	555,539
2030	3,373,079
2031	5,532,739
2032	5,750,053
2033	4,562,538
2034	149,927
2035	2,634,823
2036	3,404,504
2037	4,328,444
2038	11,534,818
2039	8,614,862
2040	4,811,764
55,435,312